Income taxes	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Income taxes
25. Income taxes
The domestic and foreign source component of profit/(loss) before income taxes is as follows:

	Year ended March 31,
	2022	2021	2020
Domestic	$(11,150)	$(8,176)	$(2,795)
Foreign	175,690	140,867	146,747

Profit before income taxes	$164,540	$132,691	$143,952

The Company’s income tax expense consists of the following:

	Year ended March 31,
	2022	2021	2020
Current taxes
Domestic taxes	$—	$—	$—
Foreign taxes	37,579	31,326	31,270

	37,579	31,326	31,270

Deferred taxes
Domestic taxes	—	—	—
Foreign taxes	(5,140)	(1,252)	(4,087)

	(5,140)	(1,252)	(4,087)

Income tax expense	$32,439	$30,074	$27,183

Domestic taxes are Nil as the corporate rate of tax applicable to companies in Jersey, Channel Islands is 0%. Foreign taxes are based on applicable tax rates in each subsidiary’s jurisdiction.
From fiscal 2012 until the year ended March 31, 2021, the Company started operations in various delivery centers in Mumbai, Pune, Chennai, Gurgaon, Noida, India registered under the Special Economic Zone scheme. Some of these operations are eligible for a 100% income tax exemption for a period of five years from the date of commencement of operations expiring between fiscal 2022 and fiscal 2024. Following the expiry of the 100% income tax exemption, these operations are eligible for a 50% income tax exemption expiring between fiscal 2026 and fiscal 2034. The Company’s operations in Costa Rica are eligible for a 50% income tax exemption from fiscal 2018 to fiscal 2021. Between fiscal 2016 and fiscal 2022, the Company commenced operations in delivery centers in the Philippines that are eligible for various tax exemption benefits expiring between fiscal 2020 and fiscal 2026. Following the expiry of the tax benefits, income generated by our Philippines subsidiary, WNS Global Services Philippines Inc., will be taxed at the prevailing special tax rate, which is currently 5.0% on gross profit. As per The Corporate Recovery and Tax Incentives for Enterprises Act (“CREATE”) which is effective from April, 2021, enterprises will be taxed at 5% on gross profit for a fixed period of 10 years. Our operations in Sri Lanka were eligible to claim income tax exemption with respect to the profits earned from export revenue until fiscal 2018 and have been taxed at 14% on a net basis with effect from April 1, 2018 until December 31, 2019. From January 1, 2020, our operations in Sri Lanka are eligible to claim income tax exemption with respect to the profits earned from export revenue.
If the income tax exemptions described above were not available, the additional income tax expense at the respective statutory rates in India, Sri Lanka and Philippines would have been approximately $20,885, $11,102 and $17,692 for the years ended March 31, 2022, 2021 and 2020, respectively. Such additional tax would have decreased the basic and diluted earnings per share for the year ended March 31, 2022 by $0.43 and $0.41, respectively ($0.22 and $0.21, respectively for the year ended March 31, 2021 and $0.36 and $0.34, respectively, for the year ended March 31, 2020).
Income taxes recognized directly in equity are as follows:

	Year ended March 31,
	2022	2021	2020
Current taxes:
Excess tax deductions related to share-based payments	(1,062)	(729)	(998)

	$(1,062)	$(729)	$(998)

Deferred taxes:
Excess tax deductions related to share-based payments	(877)	(1,640)	807

	$(877)	$(1,640)	$807

Total income tax recognized directly in equity	$(1,939)	$(2,369)	$(191)

Income taxes recognized in other comprehensive income are as follows:

	Year ended March 31,
	2022	2021	2020
Current taxes	—	—	—
Deferred taxes:
Unrealized gain/(loss) on cash flow hedging derivatives	2,698	1,089	(2,939)
Pension liability	148	(248)	(189)

Total income tax recognized directly in other comprehensive income	$2,846	$841	$(3,128)

The reconciliation of estimated income tax to income tax expense:

	Year ended March 31,
	2022	2021	2020
Profit before income taxes	$164,540	$132,691	$143,952
Income tax expense at tax rates applicable to individual entities	50,954	41,268	43,379
Effect of:
Items not deductible for tax	358	401	414
Exempt income	(20,557)	(11,340)	(18,380)
Non tax deductible goodwill impairment	—	—	776
Losses in respect of which deferred tax asset not recognized due to uncertainty and ineligibility to carry forward	2,183	106	178
Recognition of unutilized tax benefits / Unrecognized losses utilized	(56)	(472)	(264)
Temporary difference that will reverse during tax holiday period	2,828	1,139	2,138
Change in tax rate and law	(160)	1,228	55
Provision for uncertain tax position	—	—	(409)
State taxes	345	458	61
Employment related tax incentive	(2,123)	(1,734)	(1,253)
Others, net	(1,333)	(980)	488

Income tax expense	$32,439	$30,074	$27,183

Deferred taxes for the year ended March 31, 2022 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Additions due to acquisition	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income	Foreign currency translation	Closing balance
Deferred tax assets:
Property and equipment	$6,188	$237	$254	$—	$—	$(152)	$6,527
Net operating loss carry forward	1,249	—	(294)	—	—	(23)	932
Accruals deductible on actual payment	10,549	153	1,743	—	(148)	(295)	12,002
Share-based compensation expense	21,036	—	3,678	877	—	(661)	24,930
Others	799	—	(33)	—	—	(12)	754

Total deferred tax assets	$39,821	$390	$5,348	$877	$(148)	$(1,143)	$45,145

Deferred tax liabilities:
Intangible assets	11,967	1	32	—	—	(17)	11,983
Unrealized gain/(loss) on cash flow hedging and investments	1,387	—	(117)	—	2,698	(114)	3,854
Others	3,674	—	293	—	—	(134)	3,833

Total deferred tax liabilities	$17,028	$1	$208	$—	$2,698	$(265)	$19,670

Net deferred tax assets/(liabilities)	$22,793	$389	$5,140	$877	$(2,846)	$(878)	$25,475

Deferred taxes for the year ended March 31, 2021 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Additions due to acquisition	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income	Foreign currency translation	Closing balance
Deferred tax assets:
Property and equipment	$5,592	$—	$40	$—	$—	$556	$6,188
Net operating loss carry forward	779	—	417	—	—	53	1,249
Accruals deductible on actual payment	9,825	—	(120)	—	248	596	10,549
Share-based compensation expense	16,101	—	1,861	1,640	—	1,434	21,036
Minimum alternate tax	629	—	(654)	—	—	25	—
Others	130	—	610	—	—	59	799

Total deferred tax assets	$33,056	$—	$2,154	$1,640	$248	$2,723	$39,821

Deferred tax liabilities:
Intangible assets	11,437	—	312	—	—	218	11,967
Unrealized gain/(loss) on cash flow hedging and investments	352	—	(52)	—	1,089	(2)	1,387
Others	2,380	—	642	—	—	652	3,674

Total deferred tax liabilities	$14,169	$—	$902	$—	$1,089	$868	$17,028

Net deferred tax assets/(liabilities)	$18,887	$—	$1,252	$1,640	$(841)	$1,855	$22,793

Deferred taxes for the year ended March 31, 2020 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Transition adjustments on adoption of IFRS 16	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income	Foreign currency translation	Closing balance
Deferred tax assets:
Property and equipment	$7,073	$—	$(736)	$—	$—	$(745)	$5,592
Net operating loss carry forward	1,287	—	(430)	—	—	(78)	779
Accruals deductible on actual payment	7,358	2,106	1,226	—	189	(1,054)	9,825
Share-based compensation expense	14,120	—	3,917	(807)	—	(1,129)	16,101
Minimum alternate tax	552	—	135	—	—	(58)	629
Others	482	—	(295)	—	—	(57)	130

Total deferred tax assets	$30,872	$2,106	$3,817	$(807)	$189	$(3,121)	$33,056

Deferred tax liabilities:
Intangible assets	12,183	—	(753)	—	—	7	11,437
Unrealized gain/(loss) on cash flow hedging and investments	3,539	—	(5)	—	(2,939)	(243)	352
Others	2,084	—	488	—	—	(192)	2,380

Total deferred tax liabilities	$17,806	$—	$(270)	$—	$(2,939)	$(428)	$14,169

Net deferred tax assets/(liabilities)	$13,066	$2,106	$4,087	$(807)	$3,128	$(2,693)	$18,887

Deferred tax presented in the consolidated statement of financial position is as follows:

	As at
	March 31, 2022	March 31, 2021
Deferred tax assets	34,765	33,022
Deferred tax liabilities	(9,290)	(10,228)

Net deferred tax assets	$25,475	$22,794

There are unused tax losses amounting to $18,709 as at March 31, 2022 for which no deferred tax asset has been recognized as these losses relate to a tax jurisdiction where the group entity has had past losses and there is no conclusive evidence to support the view that sufficient taxable profit will be generated by such group entity in the future to offset such losses. The expiry dates of the tax benefit for these losses depend on the local tax laws of the jurisdiction and, if not utilized, would expire on various dates starting from financial year 2022 to 2027. However, in the US, Germany and New Zealand there is no expiry period for the unused tax losses.
Deferred income tax liabilities on earnings of the Company’s subsidiaries have not been provided as such earnings are deemed to be permanently reinvested in the business and the Company is able to control the timing of the reversals of temporary differences associated with these investments. Accordingly, temporary difference on which deferred tax liability has not been recognized amounts to $984,475, $840,607 and $737,776 as at March 31, 2022, 2021 and 2020, respectively.
From time to time, the Company receives orders of assessment from the Indian tax authorities assessing additional taxable income on the Company and/or its subsidiaries in connection with their review of their tax returns. The Company currently has orders of assessment outstanding for various years through fiscal 2018, which assess additional taxable income that could in the aggregate give rise to an estimated $24,718 (March 31, 2021: $27,590) in additional taxes, including interest of $6,214 (March 31, 2021: $9,450). These orders of assessment allege that the transfer prices the Company applied to certain of the international transactions between WNS Global and its other wholly-owned subsidiaries were not on arm’s length terms, disallow a tax holiday benefit claimed by the Company, deny the set off of brought forward business losses and unabsorbed depreciation and disallow certain expenses claimed as tax deductible by WNS Global. The Company has appealed against these orders of assessment before higher appellate authorities.
In addition, the Company has orders of assessment pertaining to similar issues that have been decided in favor of the Company by appellate authorities, vacating the tax demands of $71,712 (March 31, 2021: $57,175) in additional taxes, including interest of $25,481 (March 31, 2021: $19,381). The income tax authorities have filed or may file appeals against these orders at higher appellate authorities.
Uncertain tax positions are reflected at the amount likely to be paid to the taxation authorities. A liability is recognized in connection with each item that is not probable of being sustained on examination by taxing authority. The liability is measured using single best estimate of the most likely outcome for each position taken in the tax return. Thus, the provision would be the aggregate liability in connection with all uncertain tax positions. As of March 31, 2022, the Company has provided a tax reserve of $10,216 (March 31, 2021: $10,591) primarily on account of the Indian tax authorities’ denying the set off of brought forward business losses and unabsorbed depreciation.
As at March 31, 2022, corporate tax returns for years ended March 31, 2019 and onward remain subject to examination by tax authorities in India.
Based on the facts of these cases, the nature of the tax authorities’ disallowances and the orders from appellate authorities deciding similar issues in favor of the Company in respect of assessment orders for earlier fiscal years and after consultation with the Company’s external tax advisors, the Company believes these orders are unlikely to be sustained at the higher appellate authorities. The Company has deposited $11,849 (March 31, 2021: $12,534) of the disputed amounts with the tax authorities and may be required to deposit the remaining portion of the disputed amounts with the tax authorities pending final resolution of the respective matters.
Others
The Company received an assessment order from the Indian service tax authority, demanding payment of $1,965 towards service tax for the period April 1, 2014 to June 30, 2017. The tax authorities have rejected input service tax credit on certain types of input services. The Company has orders of assessment pertaining to similar issues for earlier fiscal years that have been decided in favor of the Company by appellate authorities. The Company intends to dispute the order of assessment.